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                        THE ADVISORS' INNER CIRCLE FUND

                             C&B Equity Portfolio
                  C&B Equity Portfolio for Taxable Investors
                         C&B Mid Cap Equity Portfolio

                       Supplement dated December 3, 2001
                   to the Prospectus dated November 19, 2001

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus

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1.  Under the heading "Buying Shares," the DDA# under the "Wiring
    Instructions" on page 15 is replaced with the following: DDA Acct.
    #9870523965

2. Under the heading "Buying Shares," under "Portfolio Codes," The C&B Mid Cap Equity Portfolio's Trading Symbol is CBMDX.

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              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



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